Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 247,295	$ (46,922)	$ 144,522
Add (deduct) adjustments to reconcile net income (loss) to cash flows from operating activities
Depreciation, amortization and accretion	606,455	605,997	803,781
Bad debts expense	105,745	101,282	98,864
Stock-based compensation expense	24,748	22,383	15,844
Deferred income taxes, net	55,306	57,604	(75,348)
Equity in earnings of unconsolidated entities	(140,083)	(129,764)	(131,949)
Distributions from unconsolidated entities	60,041	112,336	125,660
(Gain) loss on asset disposals, net	16,313	21,469	30,606
(Gain) loss on sale of business and other exit costs, net	(113,555)	(32,830)	(246,767)
(Gain) loss on license sales and exchanges	(146,884)	(112,993)	(255,479)
(Gain) loss on investments			(18,556)
Noncash interest expense	1,621	1,155	1,059
Other operating activities	(400)	26	646
Changes in assets and liabilities from operations
Accounts receivable	(95,730)	12,547	(291,168)
Equipment installment plans receivable	(133,734)	(188,829)	(591)
Inventory	117,764	(28,878)	(82,422)
Accounts payable	4,931	(98,177)	85,346
Customer deposits and deferred revenues	(36,612)	33,524	66,344
Accrued taxes	33,569	(99,483)	30,037
Accrued interest	4,047	1,307	273
Other assets and liabilities	(55,723)	(59,412)	(9,805)
Net cash provided by operating activities	555,114	172,342	290,897
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(580,593)	(605,083)	(717,862)
Cash paid for aquisitions and licenses	(285,807)	(38,150)	(16,540)
Cash received from divestitures and exchanges	316,729	179,842	811,120
Cash received for investments		50,000	100,000
Federal Communications Commission deposit		(60,000)
Other investing activities	1,003	2,619	(3,969)
Net cash provided by (used in) investing activities	(548,668)	(470,772)	172,749
Cash flows from financing activities
Issuance of long-term debt	525,000	275,000
Repayment of borrowing under revolving credit facility		(150,000)
Borrowing under revolving credit facility		150,000
Common shares reissued for benefit plans, net of tax payments	2,167	830	5,784
Common shares repurchased	(6,188)	(18,943)	(18,544)
Payment of debt issuance costs	(13,005)	(9,644)	(23)
Acquisition of assets in common control transaction	(2,437)	(76,298)
Dividends paid			(482,270)
Distributions to noncontrolling interests	(6,369)	(3,056)	(3,766)
Payments to acquire additional interest in subsidiaries	(2,108)		(1,005)
Other financing activities	357	(11)	(115)
Net cash provided by (used in) financing activities	497,417	167,878	(499,939)
Net increase (decrease) in cash and cash equivalents	503,863	(130,552)	(36,293)
Cash and cash equivalents
Beginning of period	211,513	342,065	378,358
End of period	$ 715,376	$ 211,513	$ 342,065